CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,104	$ 6
Accounts receivable and prepaid expenses	14	21
Total current assets	1,118	27
PROPERTY AND EQUIPMENT, NET	2	0
Total assets	1,120	27
LIABILITIES AND SHAREHOLDERS' DEFICIENCY
Trade payables	1,697	1,379
Other accounts payable	1,255	857
Short-term convertible notes	898	0
Total current liabilities	3,850	2,236
LONG-TERM LIABILITIES:
Deferred shares	0	216
Liability related to stock options and warrants	630	60
Total long-term liabilities	630	276
SHAREHOLDERS' DEFICIENCY:
Ordinary shares of 0.01 par value - Authorized: 49,800,000 shares at December 31, 2012 and 2011; Issued and outstanding: 13,369,809 and 12,098,597 shares at December 31, 2012 and 2011, respectively	245	225
Additional paid-in capital	13,199	9,836
Receipts on account of shares	118	75
Deficit accumulated during the development stage	(16,922)	(12,621)
Total shareholders' deficiency	(3,360)	(2,485)
Total liabilities and shareholders' deficiency	$ 1,120	$ 27